Annual Total Returns - Fidelity® California Municipal Income Fund [BarChart] - 02.28 Fidelity California Municipal Income Fund Retail PRO-08 - Fidelity® California Municipal Income Fund - Fidelity California Municipal Income Fund
Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	8.43%
Annual Return 2013	(1.73%)
Annual Return 2014	10.58%
Annual Return 2015	3.53%
Annual Return 2016	(0.16%)
Annual Return 2017	5.80%
Annual Return 2018	0.67%
Annual Return 2019	7.62%
Annual Return 2020	4.50%
Annual Return 2021	1.76%